Long-Term Debt (Additional Information) (Detail) (USD $)	0 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended				3 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Aug. 05, 2013	Jul. 15, 2013	Mar. 21, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2013 Securities Purchase Agreement [Member]	Dec. 31, 2013 IPO [Member]	Mar. 27, 2013 Convertible Debt [Member]	Dec. 31, 2013 Maximum	Jun. 03, 2014 Convertible, Senior Secured Term Debt	Jul. 15, 2013 Convertible, Senior Secured Term Debt	Mar. 21, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Convertible, Senior Secured Term Debt	Dec. 31, 2013 Notes Payable Minimum	Dec. 31, 2013 Notes Payable Maximum	Sep. 30, 2014 Senior Secured Convertible Note [Member]	Sep. 30, 2014 Senior Secured Convertible Note [Member]	Jul. 15, 2013 Hillair [Member] February 1,2014 Securities Purchase Agreement	Mar. 21, 2013 Hillair [Member] February 1,2014 Securities Purchase Agreement	Jul. 15, 2013 Hillair [Member] August 1,2015 Securities Purchase Agreement [Member]	Mar. 21, 2013 Hillair [Member] August 1,2015 Securities Purchase Agreement [Member]	Jul. 15, 2013 Hillair [Member] May 1,2014 Securities Purchase Agreement	Mar. 21, 2013 Hillair [Member] May 1,2014 Securities Purchase Agreement	Jul. 15, 2013 Hillair [Member] August 1,2014 Securities Purchase Agreement [Member]	Mar. 21, 2013 Hillair [Member] August 1,2014 Securities Purchase Agreement [Member]	Jul. 15, 2013 Hillair [Member] August 1,2017 Securities Purchase Agreement [Member]	Mar. 21, 2013 Hillair [Member] August 1,2017 Securities Purchase Agreement [Member]	Jul. 15, 2013 Hillair [Member] August 1,2016 Securities Purchase Agreement [Member]	Mar. 21, 2013 Hillair [Member] August 1,2016 Securities Purchase Agreement [Member]	Jul. 15, 2013 Hillair [Member] March 21, 2018 Securities Purchase Agreement [Member]	Mar. 21, 2013 Hillair [Member] March 21, 2018 Securities Purchase Agreement [Member]	Jul. 15, 2013 Hillair [Member] Securities Purchase Agreement [Member]	Mar. 21, 2013 Hillair [Member] Securities Purchase Agreement [Member]	Dec. 31, 2013 Gentry [Member]
Line of Credit Facility [Line Items]
Repayment of Convertible, Senior Secured Term Debt Loan				$ 262,411	$ 1,952,327	$ 2,137,983	$ 4,474,879									$ 4,450,000
Senior Secured debt				1,165,933		269,816	2,775,441				2,374,682					0	619,122
Senior Secured debt repayment term																15 months	15 months	24 months	36 months
Convertible, Senior Secured interest rate			16.00%										5.00%	16.00%	16.00%	13.50%	13.50%			5.00%	5.00%
Common Stock Warrants Issued												533,333
Exercise price of warrants												$ 7.47
Fair value of warrants												1,010,379
Unamortized discount				1,501,963				636,678	685,965
Debt Conversion, Converted Instrument, Amount				600,000	2,882,333	1,642,569	0			1,755,570
Secured Long-term Debt, Noncurrent														200,000	800,000																					200,000	800,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																																				16.00%	16.00%
Debt Instrument, Periodic Payment																						50,000	200,000	12,500	50,000	50,000	200,000	50,000	200,000	12,500	50,000	12,500	50,000	12,500	50,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	6,004,288	38,168	186,480																																		186,480
Debt Instrument Repayment Penalty														40,000	160,000																					40,000	160,000
Financial Advisor Fees																																						50,000
Conversion of Stock, Shares Issued																																						20,000
Investment Warrants Exercise Price				$ 2.75		$ 2.75																																$ 4.72
Investment Owned, at Fair Value																																						66,603
Debt Issuance Cost						257,691
Investment Warrants Expiration term	5 years																																			5 years	5 years
Extinguishment of Debt, Gain (Loss), Net of Tax						(1,272,296)	0		(1,272,296)
Unamortized Debt Issuance Expense									240,637
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.25		$ 4.72						$ 2.25
Proceeds from Issuance of Senior Long-term Debt				$ 3,000,000	$ 1,000,000	$ 1,000,000	$ 0						$ 3,000,000							$ 600,000	$ 3,000,000
Debt Instrument, Interest Rate, Stated Percentage			16.00%										5.00%	16.00%	16.00%	13.50%	13.50%			5.00%	5.00%
Debt Instrument, Convertible, Conversion Price						$ 2.00							$ 2.25							$ 2.25	$ 2.25															$ 5.24	$ 4.29
Conversion of Stock, Shares Converted																				266,667